CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 76,784	$ 160,560
Restricted cash (note 25)	100	10,864
Accounts receivable (note 14)	85,310	68,575
Inventories (note 16)	82,177	32,815
Prepaids and other (note 17)	27,372	11,933
Current assets	271,743	284,747
Property and equipment, net (note 18)	31,134	31,412
Operating lease right-of-use assets (note 21)	14,348	20,068
Intangible assets, net (note 19)	54,708	78,081
Goodwill (note 20)	167,379	175,545
Deferred income taxes (note 11)	1,268	1,135
Other assets	6,473	10,383
Assets	547,053	601,371
Current liabilities
Accounts payable and accrued liabilities (note 5(c), 8 and 22)	183,529	162,138
Deferred revenue (note 15)	11,770	9,862
Current portion of long-term debt (note 27(b))	494	0
Current liabilities	195,793	172,000
Long-term obligations (note 23)	42,808	45,646
Operating lease liabilities (note 21)	15,033	17,054
Long-term Debt, Excluding Current Maturities	9,394	0
Deferred income taxes (note 11)	6,371	10,258
Liabilities	269,399	244,958
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 37,774,800 shares (December 31, 2020 — 36,619,439 shares)	460,331	441,999
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 119,761 shares (December 31, 2020 — 46,505 shares)	(2,128)	(542)
Additional paid-in capital	48,747	49,489
Retained deficit	(220,564)	(128,953)
Accumulated other comprehensive loss (note 22)	(8,732)	(5,580)
Total equity	277,654	356,413
Total liabilities and equity	$ 547,053	$ 601,371